Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Premises and Equipment [Abstract]
Land	$ 1,516	$ 1,516
Buildings and improvements	6,933	6,818
Furniture & equipment	2,265	2,236
Property and equipment	10,714	10,570
Less: accumulated depreciation	6,503	6,303
Balance at end of year	$ 4,211	$ 4,267